Income taxes (Tables)	6 Months Ended
Jun. 30, 2019
Income taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Current income tax expense	$11.7	5.4	$21.4	$12.8
Deferred income tax expense	2.0	5.7	5.3	11.8
	$13.7	$11.1	$26.7	$24.6